Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
November 30, 2025
HEA-NPRT3-0126
1.810696.121
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 2.7%
Health Care - 2.7%
Pharmaceuticals - 2.7%
UCB SA	635,000	177,205,751
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (b)	1,286,500	57,532,280
DENMARK - 2.4%
Health Care - 2.4%
Biotechnology - 2.4%
Ascendis Pharma A/S ADR (b)	740,000	157,124,200
Galecto Inc (b)(c)(d)	160,000	2,844,800

TOTAL DENMARK		159,969,000
FRANCE - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Sartorius Stedim Biotech	128,000	30,789,191
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)(d)	430,000	44,354,500
JAPAN - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Eisai Co Ltd	450,000	14,113,657
NETHERLANDS - 4.6%
Health Care - 4.6%
Biotechnology - 4.3%
Argenx SE ADR (b)	254,000	231,642,920
Newamsterdam Pharma Co NV (b)	670,000	27,671,000
uniQure NV (b)	900,000	24,759,000
		284,072,920
Pharmaceuticals - 0.3%
Pharvaris NV (b)	800,000	22,704,000
TOTAL NETHERLANDS		306,776,920
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(d)	500,000	19,750,000
UNITED STATES - 86.2%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc (b)(e)(f)	338,170	5,745,508
Saluda Medical Inc depository receipt (e)	1,600,000	2,777,836
		8,523,344
Health Care - 86.1%
Biotechnology - 28.9%
AbbVie Inc	650,000	148,005,000
Acumen Pharmaceuticals Inc (b)	1,140,000	2,143,200
Alnylam Pharmaceuticals Inc (b)	405,000	182,748,151
Annexon Inc (b)	1,200,000	5,400,000
Apogee Therapeutics Inc (b)	77,991	5,613,012
BeOne Medicines Ltd ADR (b)(d)	90,000	30,654,900
Biogen Inc (b)	118,566	21,589,683
Caris Life Sciences Inc (g)	1,729,128	44,144,638
Caris Life Sciences Inc (b)	75,400	1,924,962
Celcuity Inc (b)	47,600	4,814,264
Centessa Pharmaceuticals PLC ADR (b)	1,560,000	45,286,800
CG oncology Inc (b)(d)	800,000	35,872,000
Cidara Therapeutics Inc (b)	150,000	32,982,000
Cogent Biosciences Inc (b)	2,600,000	104,572,000
Cytokinetics Inc (b)(d)	1,020,000	69,492,600
CytomX Therapeutics Inc (b)	3,000,000	12,840,000
Day One Biopharmaceuticals Inc (b)	600,000	5,694,000
Disc Medicine Inc (b)	700,000	65,352,000
Exact Sciences Corp (b)	540,000	54,696,600
Gilead Sciences Inc	740,000	93,121,600
Insmed Inc (b)	269,000	55,890,130
Jade Biosciences Inc	400,000	5,128,000
Janux Therapeutics Inc (b)	670,000	22,840,300
Kiniksa Pharmaceuticals International Plc Class A (b)	350,000	14,882,000
Legend Biotech Corp ADR (b)	2,850,000	78,973,500
Mineralys Therapeutics Inc (b)	750,000	32,340,000
Moderna Inc (b)	1,800,000	46,764,000
Nuvalent Inc Class A (b)	738,191	80,721,186
Olema Pharmaceuticals Inc (b)(d)	740,000	20,956,800
Oruka Therapeutics Inc (b)(d)	999,710	30,091,271
Oruka Therapeutics Inc (b)(f)	103,500	3,115,350
Praxis Precision Medicines Inc (b)	228,000	44,792,880
Revolution Medicines Inc (b)(d)	740,000	57,542,400
Rezolute Inc (b)	2,800,000	27,216,000
Rhythm Pharmaceuticals Inc (b)	180,000	19,636,200
Scholar Rock Holding Corp (b)	115,415	5,085,185
Soleno Therapeutics Inc (b)(d)	500,000	25,225,000
Spyre Therapeutics Inc (b)(d)	870,891	26,126,730
Stoke Therapeutics Inc (b)	900,000	27,819,000
Summit Therapeutics Inc (b)(d)	1,000,000	17,890,000
Travere Therapeutics Inc (b)	280,000	9,914,800
Ultragenyx Pharmaceutical Inc (b)	450,000	15,637,500
Upstream Bio Inc (b)	1,280,000	36,608,000
Vaxcyte Inc (b)	950,000	47,129,500
Veracyte Inc (b)	1,000,000	47,340,000
Viking Therapeutics Inc (b)(d)	500,000	18,405,000
Viridian Therapeutics Inc (b)	2,840,000	90,766,400
Zenas Biopharma Inc (b)	940,000	36,500,200
Zenas Biopharma Inc (f)	160,865	6,246,388
		1,918,531,130
Health Care Equipment & Supplies - 20.7%
Boston Scientific Corp (b)	4,250,000	431,715,000
Edwards Lifesciences Corp (b)	1,800,000	156,006,000
Insulet Corp (b)	410,000	134,147,900
Intuitive Surgical Inc (b)	100,000	57,348,000
Kestra Medical Technologies Ltd	670,000	18,076,600
Masimo Corp (b)	1,250,000	178,037,500
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(e)(f)	15,815	191,361
Outset Medical Inc (b)(c)	1,520,000	6,931,200
Penumbra Inc (b)	1,000,000	293,170,000
PROCEPT BioRobotics Corp (b)(d)	80,000	2,534,400
Shoulder Innovations Inc (f)(g)	448,586	6,926,168
Shoulder Innovations Inc	96,700	1,493,048
Stryker Corp	260,000	96,506,800
		1,383,083,977
Health Care Providers & Services - 8.6%
Alignment Healthcare Inc (b)	85,160	1,635,924
Astrana Health Inc (b)	500,000	11,520,000
BrightSpring Health Services Inc (b)	2,280,000	82,444,800
Cigna Group/The	185,000	51,296,800
CVS Health Corp	2,180,000	175,184,800
LifeStance Health Group Inc (b)	3,400,000	22,100,000
Molina Healthcare Inc (b)	100,000	14,826,000
Omada Health Inc (g)	717,691	13,442,352
Privia Health Group Inc (b)	2,280,000	55,563,600
Surgery Partners Inc (b)(d)	900,000	15,363,000
UnitedHealth Group Inc	400,000	131,908,000
		575,285,276
Health Care Technology - 3.4%
HeartFlow Inc (g)	636,013	20,511,419
Phreesia Inc (b)	423,647	8,680,527
Veeva Systems Inc Class A (b)	575,000	138,166,750
Waystar Holding Corp (b)	1,600,000	59,056,000
		226,414,696
Life Sciences Tools & Services - 11.6%
10X Genomics Inc Class A (b)	1,920,000	36,115,200
10X Genomics Inc Class B (b)(h)	500,000	9,405,000
Danaher Corp	1,840,000	417,275,200
IQVIA Holdings Inc (b)	500,000	115,005,000
Repligen Corp (b)	400,700	68,527,714
Thermo Fisher Scientific Inc	218,000	128,800,940
		775,129,054
Pharmaceuticals - 12.9%
Amylyx Pharmaceuticals Inc (b)	1,420,000	21,271,600
Axsome Therapeutics Inc (b)	100,000	15,150,000
Contineum Therapeutics Inc Class A (b)	450,000	4,981,500
Crinetics Pharmaceuticals Inc (b)	1,300,107	59,232,875
Eli Lilly & Co	400,000	430,188,000
Enliven Therapeutics Inc (b)(d)	1,280,000	27,648,000
Johnson & Johnson	500,000	103,460,000
Merck & Co Inc	700,000	73,381,000
Ocular Therapeutix Inc (b)	398,997	4,847,813
Rapport Therapeutics Inc (b)	285,000	8,467,350
Royalty Pharma PLC Class A	1,750,000	70,035,000
Structure Therapeutics Inc ADR (b)	560,000	20,053,600
WaVe Life Sciences Ltd (b)	2,950,000	22,892,000
		861,608,738
TOTAL HEALTH CARE		5,740,052,871

TOTAL UNITED STATES		5,748,576,215
TOTAL COMMON STOCKS (Cost $3,751,850,656)		6,559,067,514

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/Us 10% 12/31/2026 (e)(f)	3,900,142	4,584,617
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(f)(i)	2,299,153	2,436,183
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (e)(f)	1,748,893	2,234,559
TOTAL HEALTH CARE		9,255,359

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,913,289)		9,255,359

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	330,316	2,635,922
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc Series C (c)	100	1,777,999
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(e)(f)	11,853,768	8,297,638
UNITED STATES - 1.3%
Health Care - 1.2%
Biotechnology - 0.6%
Asimov Inc Series B (b)(e)(f)	101,438	2,802,732
Cleerly Inc Series C (b)(e)(f)	1,285,367	16,092,795
Element Biosciences Inc Series C (b)(e)(f)	572,265	4,320,601
Element Biosciences Inc Series D (b)(e)(f)	413,355	1,922,100
Element Biosciences Inc Series D1 (b)(e)(f)	413,355	1,922,101
ElevateBio LLC Series C (b)(e)(f)	254,900	486,859
Endeavor BioMedicines Inc Series C (b)(e)(f)	1,366,212	8,907,702
		36,454,890
Health Care Equipment & Supplies - 0.3%
Kardium Inc/Us Series D-7 (e)	15,888,877	9,056,660
Kardium Inc/Us Series D-7 (e)(f)	3,477,566	1,982,213
Kardium Inc/Us Series D-7 (e)	723,517	419,639
Medical Microinstruments Inc/Italy Series C (b)(e)(f)	316,310	10,694,441
		22,152,953
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(e)(f)(j)	473,270	1,391,414
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(e)(f)	201,220	6,742,882
Aledade Inc Series E1 (b)(e)(f)	56,664	1,898,811
Candid Therapeutics Series B (b)(e)(f)	3,162,302	3,320,417
Wugen Inc Series B (b)(e)(f)	454,342	722,404
		12,684,514
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(e)(f)	3,696,429	2,661,429
Galvanize Therapeutics Series C-1 (e)(f)	5,823,768	2,562,458
		5,223,887
TOTAL HEALTH CARE		77,907,658

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (e)(f)	1,079,396	3,896,620
TOTAL UNITED STATES		81,804,278
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,130,545)		94,515,837

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.02	3,684,279	3,685,016
Fidelity Securities Lending Cash Central Fund (k)(l)	4.02	195,573,075	195,592,632
TOTAL MONEY MARKET FUNDS (Cost $199,275,898)			199,277,648

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $4,100,170,388)	6,862,116,358
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(190,965,216)
NET ASSETS - 100.0%	6,671,151,142

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Affiliated company.
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,741,673 or 1.7% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $85,024,577 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,405,000 or 0.1% of net assets.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $24,335,421.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	7,704,855

Aledade Inc Series E1	5/20/2022	2,822,683

Asimov Inc Series B	10/29/2021	9,401,345

Candid Therapeutics Series B	8/27/2024	3,794,762

Cleerly Inc Series C	7/8/2022	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	4,691,527

Element Biosciences Inc Series C	6/21/2021	11,763,881

Element Biosciences Inc Series D	6/28/2024	3,242,067

Element Biosciences Inc Series D1	6/28/2024	3,242,067

ElevateBio LLC Series C	3/9/2021	1,069,306

Endeavor BioMedicines Inc Series C	4/22/2024	8,913,987

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	2,234,559

Galvanize Therapeutics Series B	3/29/2022	6,399,572

Galvanize Therapeutics Series C-1	7/7/2025	2,562,458

InSightec Ltd Series G	6/17/2024	10,523,775

Kardium Inc/Us 10% 12/31/2026	5/31/2024 - 10/1/2025	4,379,577

Kardium Inc/Us Series D-7	8/6/2024	1,688,115

Manus Bio Inc Series One-6	3/30/2021	11,322,073

Medical Microinstruments Inc/Italy Series C	2/16/2024	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	1,552,500

Saluda Medical Inc	4/6/2023 - 10/30/2025	12,842,140

Shoulder Innovations Inc	7/18/2025	6,398,000

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	13,584,368

Wugen Inc 0% 12/31/2199	6/14/2024	2,299,153

Wugen Inc Series B	7/9/2021	3,523,377

Zenas Biopharma Inc	10/8/2025	3,056,435

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,904,113	891,904,695	902,123,048	870,903	(744)	-	3,685,016	3,684,279	0.0%
Fidelity Securities Lending Cash Central Fund	56,507,844	691,364,326	552,279,996	768,928	458	-	195,592,632	195,573,075	0.7%
Total	70,411,957	1,583,269,021	1,454,403,044	1,639,831	(286)	-	199,277,648

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Galecto Inc	-	3,366,374	-	-	-	(521,574)	2,844,800	160,000
Outset Medical Inc	-	2,532,278	-	-	-	(11,595,878)	6,931,200	1,520,000
Total	-	5,898,652	-	-	-	(12,117,452)	9,776,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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